Reporting entity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of major shareholders and their respective percentage of ownership

	June 30, 2026		December 31, 2025
	Number of shares	Ownership (%)	Number of shares	Ownership (%)
Well Core Co., Ltd.	12,110,698	22.93%	12,110,698	22.93%
Treasury shares	3,793,400	7.18%	3,833,400	7.26%
Others	36,911,377	69.89%	36,871,377	69.81%
Total	52,815,475	100.00%	52,815,475	100.00%

	December 31, 2025		December 31, 2024
	Number of shares	Ownership (%)	Number of shares	Ownership (%)
Well Core Co., Ltd.	12,110,698	22.93%	12,110,698	23.16%
Treasury shares	3,833,400	7.26%	3,933,400	7.52%
Others	36,871,377	69.81%	36,250,377	69.32%
Total	52,815,475	100.00%	52,294,475	100.00%